Share-based compensation (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested options, unrecognized share-based compensation costs		$ 739	$ 934
Nonvested options, weighted average period for recognition of unrecognized share-based compensation costs		1 year 3 months 18 days	1 year 4 months 24 days
Intrinsic value of options exercised	[1]		$ 743
Weight average fair value of options granted		$ 2.00	$ 4.50
Fair value of options vested		$ 1,071	$ 1,404
Allocated Share-based Compensation Expense		1,152	437
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost		171	1,828
Other Liabilities [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense		1,323	1,391
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested options, unrecognized share-based compensation costs		$ 537	$ 828
Nonvested options, weighted average period for recognition of unrecognized share-based compensation costs		1 year 6 months	2 years 2 months 12 days
Allocated Share-based Compensation Expense		$ 431	$ 377
Amended Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum				10.00%
Amended Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum				12.50%

[1]	On January 12, 2016, the Company completed a purchase agreement (the “Purchase Agreement”) with Lincoln Park Capital Fund, LLC (“LPC”) which allows LPC to purchase up to an aggregate value of $20 million worth of common shares in the capital of the Company. In consideration for entering into the agreement, the Company issued 48,856 common shares to LPC as a commitment fee. No proceeds were received for these shares which were valued at $335 and recorded as a share issuance cost. During the year ended December 31, 2016, the Company issued 160,000 common shares under the Purchase Agreement to LPC for gross proceeds $841. On March 7, 2016, the Company filed a prospectus supplement, in connection with the filing of the Base Shelf Prospectuses, pertaining to the Purchase Agreement, under which the Company may sell its common shares to LPC up to an aggregate of $6,900. On December 22, 2016, the Company filed an amendment to this prospectus supplement. The Company’s closing share price must be equal to or greater than US$1.00 in order for a purchase to be effected. As at December 31, 2016, no shares have been issued and $6,900 remains available under the prospectus supplement.